UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGSOF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-4643

VOLUMETRIC FUND, INC.
(Exact name of registrant as specified in charter)

87 Violet Drive
Pearl River, New York 10965
(Address of principal executive offices)--(Zip code)

Irene Zawitkowski
Chief Executive Officer

VOLUMETRIC FUND, INC.
87 Violet Drive
Pearl River, New York 10965

(Name and address of agent for service)

Registrant's telephone number, including area code: (845) 623-7637

Date of fiscal year end: December 31, 2016

Date of reporting period: September 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5, to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

September 30, 2016

Volumetric Fund, Inc.

   A No-Load Mutual Fund

Third Quarter

Report 2016

To Our Shareholders:

Volumetric Fund’s net asset value (NAV) per share has advanced 7.6% for the year, as of September 30, 2016. This includes a 2.8% advance in the third quarter. As of September 30, 2016, we have outperformed the market, which closed up 6.1%, as measured by the Standard & Poor 500 Index.

Volumetric Fund has surpassed the Standard & Poor‘s Index by 1.5%, the Dow Jones Industrials by 2.6% and the NYSE Index by 1.9%, for the first nine months of the year. Our NAV closed at $19.69, up $0.54, from the June 30, 2016 NAV of $19.15.

The following table compares the Fund’s overall performance to the major market indices, since the introduction of the “Volume and Range” system on 9/1/2000.

The Volumetric Index, which indicates the value of a hypothetical investment of $10,000 in the Fund on January 1, 1979, with all distributions reinvested, stood at $281,528, as of September 30, 2016. This is equivalent to a 9.2% compounded growth rate since the Fund’s first full year of operation in 1979.

The comparative index table in the adjacent column indicates the historical performance of the Volumetric Index, as compared to the S&P 500 and the Dow-Jones indices.

COMPARATIVE INDEX TABLE (unaudited)

The following table shows the change in value at year end of a $10,000 investment in Volumetric Fund since its inception, January 1, 1979, as measured by the Volumetric Index, in comparison with the Standard & Poor 500 Index and the Dow-Jones Industrials.

                             Volumetric       S&P 500         Dow-Jones

                                 Index*               Index                Industrials

9/30/16	$ 281,528	$ 255,603	$ 210,450
2015	261,511	212,667	200,299
2014	274,385	214,223	204,874
2013	256,464	192,317	196,016
2012	202,839	148,394	154,954
2011	191,523	128,553	144,412
2010	190,622	128,810	136,883
2009	164,687	116,026	121,369
2008	135,347	93,981	102,163
2007	193,237	152,779	154,412
2006	187,400	138,992	145,080
2005	176,228	129,881	133,135
2004	172,799	126,097	133,949
2003	152,246	115,692	129,861
2002	116,682	91,543	103,621
2001	133,167	119,486	124,489
2000	139,355	137,372	133,986
1999	141,866	152,872	148,410
1998	134,918	127,898	114,054
1997	121,987	100,971	98,238
1996	103,189	77,072	80,102
1995	89,336	64,086	63,566
1994	76,104	47,786	47,632
1993	77,839	48,533	46,634
1992	76,311	45,335	41,007
1991	68,902	43,397	39,364
1990	50,963	34,539	32,716
1989	53,743	36,770	34,201
1988	46,349	28,896	26,938
1987	38,637	25,708	24,085
1986	39,225	25,197	23,552
1985	36,524	21,983	19,213
1984	27,696	17,401	15,050
1983	25,963	17,161	15,635
1982	21,876	14,633	13,000
1981	18,712	12,751	10,869
1980	15,991	14,125	11,975
1979	11,630	11,231	10,419
1978	10,000	10,000	10,000

*The Volumetric Index indicates the Fund’s total return after expenses were deducted and dividend distributions were reinvested. Unlike the Fund, the S&P 500 and Dow Jones Industrials indices are unmanaged. They have no expenses and brokerage costs to affect the results. The market indices do not include reinvested dividends. The table does not reflect the deduction of taxes that a shareholder would pay on distributions.

PORTFOLIO REVIEW (unaudited)

At the end of the third quarter we had 59 securities in our portfolio. The average security was up 26.5%, with 52 gainers and 7 losers. As of September 30, our best performing stock was Hewlett Packard Enterprise Co., a communication equipment company, with a 163% unrealized gain. Our worst performing stock was Cree Incorporated, a semiconductor company, with a 6.5% unrealized loss. During the third quarter we purchased 10 stocks and sold 13 stocks, as indicated below.

Purchases:  Autodesk Inc., ConocoPhillips, CSX Corp., GameStop Corp., Hasbro Inc., Hormel Foods Corp., JetBlue Airways Corp., MetLife Inc., Starbucks Corp. and Walgreens Boots Alliance Inc.

Sales: Bristol-Myers Squibb Co., CA Inc., EMC Corp., Herman Miller Inc., La-Z-Boy Incorporated, Loews Corp., McKesson Corp., O'Reilly Automotive Inc., Paccar Inc., Panera Bread Co., Robert Half International Inc., The Walt Disney Company and Vulcan Materials Co.

TOP STOCK HOLDINGS (unaudited)

As of September 30, 2016, our ten greatest unrealized stock percentage gainers are listed below. See “Statement of Net Assets” on page 3 for details.

PROXY VOTING INFORMATION

Information is available to shareholders who are interested in the Fund’s proxy voting record regarding its securities. This information is available without charge upon request. It may be obtained either by calling the Fund’s toll-free number, 800-541-3863, or by visiting the SEC’s website at www.sec.gov.

IRA AND OTHER NEWS

We would like to remind our IRA shareholders, when you reach 70 ½ years old, you are required to withdraw a minimum distribution from your Traditional IRA account, annually. Please give us a call or contact Equity Trust Company, at www.equityinstitutional.com, for details.

Volumetric Fund offers “No Fee” Roth and Traditional IRAs.  You may be eligible to contribute $5,500 to your IRA or $6,500, if you are age 50 or over. Please check with your tax preparer before contributing. Also, you may be interested in transferring your 401(K) or other retirement accounts into Volumetric Fund.  As always, this may be a good time to review your beneficiary designations.

Volumetric Fund will declare its annual dividend and capital gain distribution in December. The date of record is scheduled for December 28, 2016 with the ex-dividend/reinvestment date and payment date,   December 29, 2016.

Thank you for your trust and confidence. Please do not hesitate to call us, if you have any questions.

October 10, 2016

Sincerely,

Gabriel J. Gibs

 Irene J. Zawitkowski

Chairman

 Chief Executive Officer

VOLUMETRIC FUND, INC.
STATEMENT OF NET ASSETS
SEPTEMBER 30, 2016
(unaudited)

Equities: 74.8%

SHARES	COMPANY	VALUE
	Chemicals 2.2%	
4,300	E. I. du Pont de Nemours and Co	$ 287,971
7,300	FMC Corp	352,882
		640,853
	Computer Software 4.2%	
5,000	Autodesk Inc.	361,650
16,900	Cadence Design Systems Inc*	431,457
1,248	Dell Technologies Inc. Class V*	59,671
8,000	PTC Inc*	354,480
		1,207,258
	Computers and Semiconductors 5.6%	
11,000	Cree Inc.*	282,920
14,000	Hewlett Packard Enterprise Co	318,500
14,000	HP Inc	217,420
10,000	Intel Corp	377,500
6,400	Microchip Technology Inc	397,696
		1,594,036
	Construction 7.3%	
4,600	Dycom Industries Inc*	376,188
6,800	Jacobs Engineering Group Inc*	351,696
17,000	Mas Tec Inc*	505,580
8,700	Owens Corning	464,493
14,900	USG Corp	385,165
		2,083,122
	Consumer Cyclical 4.4%	
3,600	Hasbro Inc	285,588
12,300	Mattel Inc	372,444
13,400	PulteGroup Inc	268,536
11,200	Toll Brothers Inc*	334,432
		1,261,000
	Drugs 2.6%	
3,000	Johnson & Johnson	354,390
11,500	Pfizer Inc	389,505
		743,895
	Electrical Equipment 1.2%	
6,400	Emerson Electric Co	348,864
		348,864
	Electronics 4.5%	
4,700	Charles River Labs. Int'l Inc*	391,698
16,000	Corning Inc	378,400
8,300	Netgear Inc*	502,067
		1,272,165
	Energy 3.9%	
7,000	ConocoPhillips	304,290
3,700	Exxon Mobil Corporation	322,936
16,000	Murphy Oil Corp	486,400
		1,113,626
	ETF 3.8%	
5,000	SPDR S&P 500 Trust	1,081,500
		1,081,500
	Financials 3.2%	
11,200	E*Trade Financial Corp*	326,144
4,500	JPMorgan Chase and Co	299,655
6,700	MetLife Inc	297,681
		923,480
	Food & Beverage 2.4%	
8,000	Hormel Foods Corp	303,440
7,500	Sysco Corp	367,575
		671,015

SHARES	COMPANY	VALUE
	Healthcare 3.6%	
8,000	Baxter International Inc	$ 380,800
1,600	CR Bard Inc	358,848
6,400	Patterson Companies Inc	294,016
		1,033,664
	Hotels Restaurants & Leisure 2.3%	
5,300	Starbucks Corp	286,942
4,000	Yum! Brands Inc	363,240
		650,182
	Household Products 1.0%	
3,600	Edgewell Personal Care Co	286,272
		286,272
	Industrial Equipment 1.6%	
7,199	Wesco International Inc*	442,667
		442,667
	Machinery 2.6%	
4,700	Dover Corp	346,108
7,300	Oshkosh Corp	408,800
		754,908
	Media 3.8%	
7,000	CBS Corp Class B	383,180
15,000	Interpublic Group of Cos. Inc	335,250
4,400	Omnicom Group Inc	374,000
		1,092,430
	Retail 3.2%	
10,400	GameStop Corp Class A	286,936
4,200	TJX Companies Inc	314,076
3,700	Walgreens Boots Alliance Inc	298,294
		899,306
	Services 4.9%	
13,000	Brink's Co	482,040
3,800	Cintas Corp	427,880
6,600	Waste Connections Inc	493,020
		1,402,940
	Transportation 4.7%	
10,500	CSX Corp	320,250
6,200	Expeditors Int'l of Washington Inc	319,424
2,300	FedEx Corp	401,764
17,400	JetBlue Airways Corp*	299,976
		1,341,414
	Utilities 1.8%	
2,300	Atmos Energy Corp	171,281
9,600	PPL Corporation	331,872
		503,153

TOTAL EQUITIES (COST: $ 16,805,671)	**21,347,750**
CASH EQUIVALENTS/RECEIVABLE: 25.2%	
Cash	219,912
Fidelity Inv Mm Gov Port-Class I, 0.18%**	6,624,911
Dividends and Interest Receivable	22,311
Receivable From Broker	622,835
TOTAL CASH EQUIVALENTS/ RECEIVABLES	**7,489,968**
TOTAL ASSETS	**28,837,718**
Less Liabilities	-
Payable To Broker	(299,413)
NET ASSETS 100.0%	**$ 28,538,305**
VOLUMETRIC SHARES OUTSTANDING	**1,449,597**
NET ASSET VALUE,OFFERING & REDEMPTION PRICE PER SHARE	**$19.69**

Legend – *Non-income producing security. **Fidelity Management & Research Company has contractually agreed to reimburse Class I of the fund to the extent that total operating expenses exceed 0.18%. This arrangement will remain in effect through May 2017.

Other Information – At September 30, 2016, the cost of investment securities for income tax purposes was $16,805,671. Net unrealized appreciation aggregated, $4,542,078, of which $4,611,280 related to appreciated investment securities and $69,202 related to depreciated investment securities. For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

Volumetric Fund, Inc.

87 Violet Drive

Pearl River, New York 10965

845-623-7637

800-541-FUND

Ticker: VOLMX

www.volumetric.com

Investment Adviser and

Transfer Agent

Volumetric Advisers, Inc.

Pearl River, New York 10965

Custodian

US Bank, N.A.

Milwaukee, Wisconsin  53212

Independent Registered Public

Accounting Firm

BBD, LLP

Philadelphia, Pennsylvania  19103

Board of Directors

Richard Brega Jr.

Gabriel J. Gibs, Chairman

Joseph Haupl

Alexandre M. Olbrecht, Dr.

Stephen J. Samitt

Allan A. Samuels

David L. Seidenberg

Raymond W. Sheridan

Irene J. Zawitkowski

Officers

Gabriel J. Gibs

    Chairman, Portfolio Co-Manager

Irene J. Zawitkowski

    CEO, Senior Portfolio Manager

Jeffrey M. Gibs

    President, Portfolio Co-Manager, CCO

Valuation of Securities: Investments in securities traded on a national securities exchange (or reported on the NASDAQ national market) are valued at the closing price on the day of valuation. If a market quote is not available, the Fund will value the security at fair market value as determined in good faith by Volumetric Advisers, Inc., as directed by the Board of Directors.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires certain disclosures about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•

Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

•

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not necessarily indications of the risk associated with investing in those securities.

As of September 30, 2016, all of the securities held by the Fund were valued using Level 1 inputs. See the Fund’s Statement of Net Assets for a listing of securities valued using Level 1 inputs by security type and industry type, as required by GAAP. There were no transfers among Levels 1, 2 and 3 for quarter ending September 30, 2016. Transfers are recognized at the end of the reporting periods.

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ITEM 2.

CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.

EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act,

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Volumetric Fund, Inc.

By

/s/    Irene Zawitkowski

                                  October 18, 2016

           ------------------------------------------                           ----------------------------

       Irene Zawitkowski, CEO                                         Date

Date:

October 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/    Irene Zawitkowski

                                  October 18, 2016

           ------------------------------------------                           ----------------------------

       Irene Zawitkowski, CEO                                         Date

By

/s/    Jeffrey Gibs

                      October 18, 2016

           ------------------------------------------                           ----------------------------

       Jeffrey Gibs, President